Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cost of sales

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Inventories and biological assets at the beginning of each year	241,548,673	161,093,555	24,158,860

Acquisition of biological assets (1)	—	86,714,635	104,747,489

Purchases and operating and forest production expenses for each year:
– Purchases	81,004,676	67,461,181	106,636,722
– Operating expenses (Note 6.2)	338,843,196	379,783,150	287,150,380
– Transfers to property, plant and equipment, net	—	(28,782,422)	—
– Forest production expenses (Note 6.2)	11,420,674	5,378,125	—
– Forest growth and revaluation of biological assets (Note 7.1)	21,749,076	27,566,521	—
	453,017,622	451,406,555	393,787,102

Inventories and biological assets at the end of each year	(248,038,537)	(241,548,673)	(161,093,555)
	446,527,758	457,666,072	361,599,896

(1)	Corresponds to the biological assets that were added to the Group through the business combinations described in Note 2.2.20.

Schedule of operating forest production administrative and selling expenses

	2024			2023			2022
Accounts	Operating expenses	Forest production expenses	Administrative and selling expenses	Operating expenses	Forest production expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	85,889,408	12,768	33,086,516	90,807,779	364,118	30,134,749	57,467,009	21,628,327
Other long-term employee benefits	9,373,422	—	930,404	6,302,399	—	724,325	2,336,262	414,182
Depreciation of property, plant and equipment	108,888,336	—	2,205,422	138,508,684	37,887	980,058	105,046,156	—
Amortization of intangible assets	2,691,283	—	—	13,382,366	—	—	26,859,312	—
Purchase of energy and power	3,672,856	—	—	3,192,861	—	98	2,065,863	—
Fees and compensation for services	21,860,551	789,629	26,220,463	20,194,260	712,351	21,732,825	20,657,844	15,740,482
Maintenance expenses	49,230,935	—	241,607	47,050,066	—	314,337	37,490,689	173,453
Consumption of materials and spare parts	25,853,911	553,669	—	28,686,406	—	—	16,557,801	—
Insurance	21,208,292	—	99,828	20,104,744	5,296	114,241	12,251,190	568,404
Levies and royalties	6,932,243	—	—	8,789,811	—	—	5,016,547	—
Taxes and assessments	1,458,056	—	4,261,310	941,908	3,312	3,732,760	861,024	3,535,416
Tax on bank account transactions	104,705	—	6,434,534	99,394	—	10,113,374	126,133	7,427,824
Forest production services	—	10,064,608	1,508,992	—	4,179,026	5,056	—	—
Others	1,679,198	—	1,853,339	1,722,472	76,135	1,296,173	414,550	1,149,028
Total	338,843,196	11,420,674	76,842,415	379,783,150	5,378,125	69,147,996	287,150,380	50,637,116